Summary of Significant Principal Accounting Policies (Consolidated Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable	¥ 1,547,631	$ 225,094	¥ 1,085,669	[1]
Inventories	650,348	94,589	382,028	[1]
Prepayments and other current assets	286,149	41,619	214,636	[1]
Accrued expenses and other current liabilities	¥ 322,668	$ 46,930	314,870	[1]
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Accounts receivable			1,082,735
Inventories			384,672
Prepayments and other current assets			211,992
Accrued expenses and other current liabilities			311,936
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Accounts receivable			2,934
Inventories			(2,644)
Prepayments and other current assets			2,644
Accrued expenses and other current liabilities			¥ 2,934

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.